Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
REVENUES:
Insurance sales commissions	$ 447,102	$ 384,187	$ 1,741,975	$ 1,225,497
Lead sales commissions	223,276	160,135	750,690	700,463
Total commission	670,377	544,322	2,492,664	1,925,960
Cost of sales	(304,700)	(316,346)	(1,183,810)	(1,046,887)
Gross profit	365,677	227,976	1,308,854	879,073
EXPENSES:
Consulting fees	31,727	37,185	144,698	102,457
Contract labor	61,486	73,165	324,622	836,187
Payroll and related taxes	160,129	89,379	551,449	200,692
Computer/internet expenses	4,755	4,447	23,606	46,425
Credit card processing fee	6,026	5,399	18,114	35,302
Stock issued for services rendered	0	0	345,000	9,961,251
Professional fees	12,210	9,620	48,523	23,250
Insurance expenses	19,343	18,713	62,458	37,070
Rent	20,174	14,574	67,357	80,737
Other general and administrative expenses	38,147	48,390	347,767	108,671
Total expenses	353,998	300,872	1,933,593	11,432,042
Income (loss) from operations	11,680	(72,896)	(624,739)	(10,552,969)
Interest income	124	13	15	198
Loss before income taxes	118,074	(72,883)	(624,724)	(10,552,771)
Provision for income taxes	(4,131)
NET (LOSS)	$ 7,673	$ (72,883)	$ (624,724)	$ (10,552,771)
Basic and fully diluted net (loss) per common share:	$ 0	$ 0	$ (0.01)	$ (0.56)
Weighted average common shares outstanding	77,460,612	75,192,642	75,681,505	18,795,185